Debt - Additional information (Details) $ in Millions					6 Months Ended
	Dec. 17, 2020 USD ($) subsidiary	Jul. 17, 2020	Dec. 11, 2019 USD ($) subsidiary	Sep. 12, 2014 USD ($) subsidiary	Jun. 30, 2021 item facility	Jun. 30, 2021 item	Jun. 30, 2021 USD ($)	Jun. 30, 2021	Oct. 24, 2017 USD ($)
Number of loan facilities					5	7
Number of vessels with loans | item					11
Required minimum cash and cash equivalents							$ 19.0
Minimum Net Worth Required							$ 150.0
Minimum [Member]
Required Minimum Solvency Covenant					30.00%
Cash and Cash Equivalent Percentage								5.00%
Fair market Value Percentage					130.00%
NIBC Bank Facility [Member]
Number of subsidiaries | subsidiary				1
Line of Credit Facility, Maximum Borrowing Capacity				$ 13.5
Debt Instrument, Basis Spread on Variable Rate				2.90%
Nordea SEB Joint Bank Facility [Member]
Number of subsidiaries | subsidiary			8
Line of Credit Facility, Maximum Borrowing Capacity			$ 100.0
Debt Instrument, Basis Spread on Variable Rate			2.40%
Debt Instrument, Description of Variable Rate Basis			LIBOR plus 2.4%
Debt Instrument Maturity Period			December 2024
Nordea SEB Revolving Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 40.0
Number of days to provide notice for draw down or repayment of debt			5 days
ABN CACIB Joint Bank Facility [Member]
Number of subsidiaries | subsidiary			4
Line of Credit Facility, Maximum Borrowing Capacity			$ 61.5
Debt Instrument, Basis Spread on Variable Rate			2.40%
Debt Instrument Maturity Period			December 2024
ABN AMRO Revolving Facility
Line of Credit Facility, Maximum Borrowing Capacity									$ 15.0
Debt Instrument, Basis Spread on Variable Rate		3.90%
Debt Instrument Maturity Period		July 2022
Renewal term		2 years
Extension term		2 years
IYO Bank Facility
Number of subsidiaries | subsidiary	1
Line of Credit Facility, Maximum Borrowing Capacity	$ 10.0
Debt Instrument, Basis Spread on Variable Rate	2.25%
Debt Instrument Maturity Period	December 2025